Consolidated Statements of Changes in Deficit - USD ($)	Ordinary shares	Preferred shares	Additional paid-in capital	Statutory reserve	Accumulated deficit	Accumulated other comprehensive loss	Total shareholders’ deficit	Non-controlling interests	Total
Balance at Dec. 31, 2022	$ 1,106		$ 75,621,294	$ 237,486	$ (78,483,156)	$ (3,262,666)	$ (5,885,936)	$ (3,098,223)	$ (8,984,159)
Balance (in Shares) at Dec. 31, 2022	22,115,592
Adoption of ASC326					(5,888,082)		(5,888,082)		(5,888,082)
Net loss					(26,461,807)		(26,461,807)	(543,961)	(27,005,768)
Foreign currency translation adjustment						264,104	264,104	39,010	303,114
Issuance of preferred shares		$ 185	546				731		731
Issuance of preferred shares (in Shares)		3,700,000
Issuance of ordinary shares upon Initial Public Offering (“IPO”), net of issuance cost	$ 95		33,107,207				33,107,302		33,107,302
Issuance of ordinary shares upon Initial Public Offering (“IPO”), net of issuance cost (in Shares)	1,900,000
Balance at Dec. 31, 2023	$ 1,201	$ 185	108,729,047	237,486	(110,833,045)	(2,998,562)	(4,863,688)	(3,603,174)	(8,466,862)
Balance (in Shares) at Dec. 31, 2023	24,015,592	3,700,000
Net loss					(14,505,464)		(14,505,464)	(45,864)	(14,551,328)
Foreign currency translation adjustment						150,248	150,248	83,479	233,727
Conversion of convertible loans	$ 265		4,475,698				4,475,963		4,475,963
Conversion of convertible loans (in Shares)	5,281,142
Pre-delivery ordinary shares for conversion of convertible loans	$ 82		(82)
Pre-delivery ordinary shares for conversion of convertible loans (in Shares)	1,649,983
Pre-delivery ordinary shares for Share Incentive Plan	$ 4		(4)
Pre-delivery ordinary shares for Share Incentive Plan (in Shares)	78,333
Issuance of ordinary shares	$ 30		979,970				980,000		980,000
Issuance of ordinary shares (in Shares)	600,000
Share-based compensation expense	$ 16		1,560,511				1,560,527		1,560,527
Share-based compensation expense (in Shares)	323,988
Balance at Dec. 31, 2024	$ 1,598	$ 185	115,745,140	237,486	(125,338,509)	(2,848,314)	(12,202,414)	(3,565,559)	(15,767,973)
Balance (in Shares) at Dec. 31, 2024	31,949,038	3,700,000
Net loss					(101,221,046)		(101,221,046)	(605,373)	(101,826,419)
Accumulated other comprehensive (loss) income						(1,522,101)	(1,522,101)	(137,237)	(1,660,338)
Foreign currency translation adjustment									(1,522,101)
Conversion of convertible loans	$ 917		8,512,551						8,513,468
Conversion of convertible loans (in Shares)	18,332,865
Cancellation of ordinary shares
Cancellation of ordinary shares (in Shares)	(9)
Share-based compensation expense	$ 247		5,877,087						5,877,334
Share-based compensation expense (in Shares)	4,953,390
Balance at Dec. 31, 2025	$ 2,762	$ 185	$ 130,134,778	$ 237,486	$ (226,559,555)	$ (4,370,415)	$ (100,554,759)	$ (309,169)	$ (104,863,928)
Balance (in Shares) at Dec. 31, 2025	55,235,284	3,700,000